N-2 - shares	Sep. 08, 2022	Jun. 30, 2022
Cover [Abstract]
Entity Central Index Key	0001260729
Amendment Flag	false
Document Type	N-CSRS/A
Entity Registrant Name	The Gabelli Dividend & Income Trust
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Investment Objective (Unaudited)

The Gabelli Dividend & Income Trust is a diversified, closed-end management investment company. The Fund’s investment objective is to seek a high level of total return with an emphasis on dividends and income. In making stock selections, the Fund’s investment adviser looks for securities that have a superior yield and capital gains potential.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

6.  Capital. The Fund is authorized to issue an unlimited number of common shares of beneficial interest (par value $0.001). The Board has authorized the repurchase and retirement of its common shares on the open market when the shares are trading at a discount of 7.5% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2022 and the year ended December 31, 2021, the Fund repurchased and retired 130,793 and 74,656 common shares in the open market at an investment of $2,997,594 and $1,763,361, respectively, an average discount of approximately 12.10% and 11.02% from its NAV.

Transactions in shares of common stock were as follows:

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	Shares	Amount	Shares	Amount
Net decrease from repurchase of common shares	(130,793)	$(2,997,594)	(74,656)	$(1,763,361)

The Fund has an effective shelf registration initially authorizing the offering of additional common or preferred shares or notes.

The Fund’s Declaration of Trust, as amended, authorizes the issuance of an unlimited number of shares of $0.001 par value Preferred Shares. The Preferred Shares are senior to the common shares and result in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on the Preferred Shares are cumulative. The Fund is required by the 1940 Act and by the Statements of Preferences to meet certain asset coverage tests with respect to the Preferred Shares. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Series B, Series C, Series E, Series H, Series J, and Series K Preferred Shares at redemption prices of $25,000, $25,000, $25,000, $25, $25,000 and $25, respectively, per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed and variable rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

For Series B, Series C, and Series E Preferred Shares, the dividend rates are typically set by an auction process that is generally held every seven days, and are typically expected to vary with short term interest rates. Since February 2008, the number of Series B, Series C, and Series E Preferred Shares subject to bid orders by potential holders has been less than the number of shares of Series B, Series C, and Series E Preferred Shares subject to sell orders. Holders that have submitted sell orders have not been able to sell any or all of the Series B, Series C, and Series E Preferred Shares for which they have submitted sell orders. Therefore the weekly auctions have failed, and the dividend rate has been the maximum rate. The current maximum rate for Series B, Series C, and Series E Preferred Shares is 150, 150, and 250 basis points, respectively, greater than the seven day ICE LIBOR rate on the date of such auction.

In July 2017, the head of the United Kingdom Financial Conduct Authority announced the desire to phase out the use of LIBOR by the end of 2021. Since December 31, 2021, all sterling, euro, Swiss franc and Japanese yen LIBOR settings and the 1-week and 2-month U.S. dollar LIBOR settings have ceased to be published or are no longer representative. As a result, since December 31, 2021, the seven day ICE LIBOR rate has ceased to be published and is no longer representative. Because the Series B, Series C, and Series E Preferred Shares have no other effective alternative rate setting provision, a last-resort fallback of fixing this LIBOR-based reference rate at its last published rate applies. The last published seven day ICE LIBOR rate was 0.076%, which results in a fixed maximum rate for Series B, Series C, and Series E Preferred Shares of 2.076%, 2.076% and 3.576%, respectively. In the absence of successful future auctions that establish dividend rates based on prevailing short term interest rates, this result could lead to economic results for the Fund and holders of the Series B, Series C and Series E Preferred Shares since the rates payable on the Series B, Series C and Series E Preferred Shares are no longer likely to be representative of prevailing market rates.

Existing Series B, Series C, and Series E Preferred shareholders may submit an order to hold, bid, or sell such shares on each auction date, or trade their shares in the secondary market.

On January 31, 2022, the Fund redeemed and retired all remaining outstanding shares of Series G Preferred at the liquidation value of $25 per share plus accrued and unpaid dividends.

Commencing June 10, 2024 and at any time thereafter, the Fund, at its option, may redeem the 5.375% Series H Cumulative Preferred Shares, in whole or in part at the redemption price. The Board has authorized the repurchase of Series H Preferred Shares in the open market at prices less than the $25 liquidation value per share. During the six months ended June 30, 2022 and the year ended December 31, 2021, the Fund did not repurchase any Series H Preferred Shares.

The Fund has the authority to purchase its auction rate and auction market preferred shares through negotiated private transactions. The Fund is not obligated to purchase any dollar amount or number of auction rate or auction market preferred shares, and the timing and amount of any auction rate or auction market preferred shares purchased will depend on market conditions, share price, capital availability, and other factors. The Fund is not soliciting holders to sell these shares nor recommending that holders offer them to the Fund. Any offers can be accepted or rejected in the Fund’s discretion.

On October 4, 2021, the Fund issued 6,000,000 shares of 4.25% Series K Cumulative Preferred Shares receiving $144,875,000 after the deduction of estimated offering expenses of $400,000 and underwriting fees of $4,725,000. The Series K Preferred has a liquidation value of $25 per share and an annual dividend rate of 4.25%. The Series K Preferred Shares are callable at the Fund’s option at any time after October 4, 2026.

On April 14, 2021 the Fund completed a tender offer (the Offer) under which holders of the Series B Auction Market Preferred Shares, Series C Auction Rate Preferred Shares, and Series E Auction Rate Preferred Shares (the Auction Rate Preferred Shares) could exchange each Auction Rate Preferred Share for 0.96 of each newly issued Series J Preferred Share. Shareholders tendered 2,565 Series B Auction Market Preferred Shares, 3,190 Series C Auction Market Preferred Shares, and 356 Series E Auction Rate Preferred Shares, in exchange for 5,804 Series J Preferred and cash in lieu of fractional shares.

Holders of Series J Preferred Shares will be entitled to receive, when, as and if declared by, or under authority granted by, the Board, out of funds legally available therefor, cumulative cash dividends and distributions, calculated separately for each dividend period, (i) at an annualized dividend rate of 1.70% of the $25,000 per share liquidation preference on the Series J Preferred Shares for the quarterly dividend periods ending on or prior to March 26, 2024 and (ii) at an annualized dividend rate of 4.50% of the $25,000 per share liquidation preference on the Series J Preferred Shares for all remaining quarterly dividend periods until the Series J Preferred Shares’ mandatory redemption date of March 26, 2028. Dividends and distributions on Series J Preferred Shares will be payable quarterly on March 26, June 26, September 26 and December 26 in each year commencing on June 26, 2021. The Series J Preferred Shares may be redeemed by the Fund, subject to certain restrictions, on March 26, 2024 and are subject to mandatory redemption by the Fund on March 26, 2028 and in certain other circumstances.

The following table summarizes Cumulative Preferred Shares information:

Series	Issue Date	Authorized	Number of Shares Outstanding at 6/30/2022	Net Proceeds	2022 Dividend Rate Range	Dividend Rate at 6/30/2022	Accrued Dividends at 6/30/2022
B Auction Market	October 12, 2004	4,000	82	$98,858,617	2.076%	2.076%	$233
C Auction Market	October 12, 2004	4,800	54	118,630,341	2.076%	2.076%	537
E Auction Rate	November 3, 2005	5,400	124	133,379,387	3.576%	3.576%	304
H 5.375%	June 7, 2019	2,000,000	2,000,000	48,145,405	Fixed Rate	5.375%	37,326
J 1.700%	April 14, 2021	6,116	5,804	145,100,000	Fixed Rate	1.700%	34,260
K 4.250%	October 4, 2021	6,000,000	6,000,000	144,875,000	Fixed Rate	4.250%	88,542

The holders of Preferred Shares generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common shares as a single class. The holders of Preferred Shares voting together as a single class also have the right currently to elect two Trustees and under certain circumstances are entitled to elect a majority of the Board of Trustees. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the Preferred Shares, voting as a single class, will be required to approve any plan of reorganization adversely affecting the Preferred Shares, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding Preferred Shares and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

Security Voting Rights [Text Block]

The holders of Preferred Shares generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common shares as a single class. The holders of Preferred Shares voting together as a single class also have the right currently to elect two Trustees and under certain circumstances are entitled to elect a majority of the Board of Trustees. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the Preferred Shares, voting as a single class, will be required to approve any plan of reorganization adversely affecting the Preferred Shares, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding Preferred Shares and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

Common Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]		90,271,286
Cumulative Preferred Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Preferred Stock Restrictions, Other [Text Block]

The Fund’s Declaration of Trust, as amended, authorizes the issuance of an unlimited number of shares of $0.001 par value Preferred Shares. The Preferred Shares are senior to the common shares and result in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on the Preferred Shares are cumulative. The Fund is required by the 1940 Act and by the Statements of Preferences to meet certain asset coverage tests with respect to the Preferred Shares. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Series B, Series C, Series E, Series H, Series J, and Series K Preferred Shares at redemption prices of $25,000, $25,000, $25,000, $25, $25,000 and $25, respectively, per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed and variable rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

For Series B, Series C, and Series E Preferred Shares, the dividend rates are typically set by an auction process that is generally held every seven days, and are typically expected to vary with short term interest rates. Since February 2008, the number of Series B, Series C, and Series E Preferred Shares subject to bid orders by potential holders has been less than the number of shares of Series B, Series C, and Series E Preferred Shares subject to sell orders. Holders that have submitted sell orders have not been able to sell any or all of the Series B, Series C, and Series E Preferred Shares for which they have submitted sell orders. Therefore the weekly auctions have failed, and the dividend rate has been the maximum rate. The current maximum rate for Series B, Series C, and Series E Preferred Shares is 150, 150, and 250 basis points, respectively, greater than the seven day ICE LIBOR rate on the date of such auction.

In July 2017, the head of the United Kingdom Financial Conduct Authority announced the desire to phase out the use of LIBOR by the end of 2021. Since December 31, 2021, all sterling, euro, Swiss franc and Japanese yen LIBOR settings and the 1-week and 2-month U.S. dollar LIBOR settings have ceased to be published or are no longer representative. As a result, since December 31, 2021, the seven day ICE LIBOR rate has ceased to be published and is no longer representative. Because the Series B, Series C, and Series E Preferred Shares have no other effective alternative rate setting provision, a last-resort fallback of fixing this LIBOR-based reference rate at its last published rate applies. The last published seven day ICE LIBOR rate was 0.076%, which results in a fixed maximum rate for Series B, Series C, and Series E Preferred Shares of 2.076%, 2.076% and 3.576%, respectively. In the absence of successful future auctions that establish dividend rates based on prevailing short term interest rates, this result could lead to economic results for the Fund and holders of the Series B, Series C and Series E Preferred Shares since the rates payable on the Series B, Series C and Series E Preferred Shares are no longer likely to be representative of prevailing market rates.

Existing Series B, Series C, and Series E Preferred shareholders may submit an order to hold, bid, or sell such shares on each auction date, or trade their shares in the secondary market.

On January 31, 2022, the Fund redeemed and retired all remaining outstanding shares of Series G Preferred at the liquidation value of $25 per share plus accrued and unpaid dividends.

Commencing June 10, 2024 and at any time thereafter, the Fund, at its option, may redeem the 5.375% Series H Cumulative Preferred Shares, in whole or in part at the redemption price. The Board has authorized the repurchase of Series H Preferred Shares in the open market at prices less than the $25 liquidation value per share. During the six months ended June 30, 2022 and the year ended December 31, 2021, the Fund did not repurchase any Series H Preferred Shares.

The Fund has the authority to purchase its auction rate and auction market preferred shares through negotiated private transactions. The Fund is not obligated to purchase any dollar amount or number of auction rate or auction market preferred shares, and the timing and amount of any auction rate or auction market preferred shares purchased will depend on market conditions, share price, capital availability, and other factors. The Fund is not soliciting holders to sell these shares nor recommending that holders offer them to the Fund. Any offers can be accepted or rejected in the Fund’s discretion.

On October 4, 2021, the Fund issued 6,000,000 shares of 4.25% Series K Cumulative Preferred Shares receiving $144,875,000 after the deduction of estimated offering expenses of $400,000 and underwriting fees of $4,725,000. The Series K Preferred has a liquidation value of $25 per share and an annual dividend rate of 4.25%. The Series K Preferred Shares are callable at the Fund’s option at any time after October 4, 2026.

On April 14, 2021 the Fund completed a tender offer (the Offer) under which holders of the Series B Auction Market Preferred Shares, Series C Auction Rate Preferred Shares, and Series E Auction Rate Preferred Shares (the Auction Rate Preferred Shares) could exchange each Auction Rate Preferred Share for 0.96 of each newly issued Series J Preferred Share. Shareholders tendered 2,565 Series B Auction Market Preferred Shares, 3,190 Series C Auction Market Preferred Shares, and 356 Series E Auction Rate Preferred Shares, in exchange for 5,804 Series J Preferred and cash in lieu of fractional shares.

Holders of Series J Preferred Shares will be entitled to receive, when, as and if declared by, or under authority granted by, the Board, out of funds legally available therefor, cumulative cash dividends and distributions, calculated separately for each dividend period, (i) at an annualized dividend rate of 1.70% of the $25,000 per share liquidation preference on the Series J Preferred Shares for the quarterly dividend periods ending on or prior to March 26, 2024 and (ii) at an annualized dividend rate of 4.50% of the $25,000 per share liquidation preference on the Series J Preferred Shares for all remaining quarterly dividend periods until the Series J Preferred Shares’ mandatory redemption date of March 26, 2028. Dividends and distributions on Series J Preferred Shares will be payable quarterly on March 26, June 26, September 26 and December 26 in each year commencing on June 26, 2021. The Series J Preferred Shares may be redeemed by the Fund, subject to certain restrictions, on March 26, 2024 and are subject to mandatory redemption by the Fund on March 26, 2028 and in certain other circumstances.

Outstanding Securities [Table Text Block]

The following table summarizes Cumulative Preferred Shares information:

Series	Issue Date	Authorized	Number of Shares Outstanding at 6/30/2022	Net Proceeds	2022 Dividend Rate Range	Dividend Rate at 6/30/2022	Accrued Dividends at 6/30/2022
B Auction Market	October 12, 2004	4,000	82	$98,858,617	2.076%	2.076%	$233
C Auction Market	October 12, 2004	4,800	54	118,630,341	2.076%	2.076%	537
E Auction Rate	November 3, 2005	5,400	124	133,379,387	3.576%	3.576%	304
H 5.375%	June 7, 2019	2,000,000	2,000,000	48,145,405	Fixed Rate	5.375%	37,326
J 1.700%	April 14, 2021	6,116	5,804	145,100,000	Fixed Rate	1.700%	34,260
K 4.250%	October 4, 2021	6,000,000	6,000,000	144,875,000	Fixed Rate	4.250%	88,542

Series B Cumulative Preferred Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		B Auction Market
Outstanding Security, Authorized [Shares]		4,000
Outstanding Security, Held [Shares]		82
Series C Cumulative Preferred Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		C Auction Market
Outstanding Security, Authorized [Shares]		4,800
Outstanding Security, Held [Shares]		54
Series E Cumulative Preferred Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		E Auction Rate
Outstanding Security, Authorized [Shares]		5,400
Outstanding Security, Held [Shares]		124
Series H Cumulative Preferred Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		H 5.375%
Outstanding Security, Authorized [Shares]		2,000,000
Outstanding Security, Held [Shares]		2,000,000
Series J Cumulative Preferred Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		J 1.700%
Outstanding Security, Authorized [Shares]		6,116
Outstanding Security, Held [Shares]		5,804
Series K Cumulative Preferred Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		K 4.250%
Outstanding Security, Authorized [Shares]		6,000,000
Outstanding Security, Held [Shares]		6,000,000